Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Supervoting Common Stock [Member] shares	Common Stock [Member] USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Accumulated other comprehensive (losses) income [Member] USD ($)	Accumulated other comprehensive (losses) income [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY (¥)
Beginning balance at Dec. 31, 2010		¥ 877,567			¥ 770		¥ 1,000,958		¥ (11,585)		¥ (112,576)
Beginning balance, Shares at Dec. 31, 2010 | shares			0	9,017,310	9,017,310
Net income (loss)		(274,955)									(274,955)
Foreign currency translation adjustment		119							119
Reclassification adjustments relating to available-for-sale investments disposed of during the year		(4,979)							(4,979)
Unrealized gain (loss) on available-for-sale securities		(2,281)							(2,281)
Impairment loss on available-for-sale securities		2,281							2,281
Ending balance at Dec. 31, 2011		597,752			¥ 770		1,000,958		(16,445)		(387,531)
Ending balance, Shares at Dec. 31, 2011 | shares			0	9,017,310	9,017,310
Net income (loss)		2,931									2,931
Foreign currency translation adjustment		(3,548)							(3,548)
Ending balance at Dec. 31, 2012		597,135			¥ 770		1,000,958		(19,993)		(384,600)
Ending balance, Shares at Dec. 31, 2012 | shares			0	9,017,310	9,017,310
Net income (loss)	$ 1,642	9,938									9,938
Foreign currency translation adjustment	(2,349)	(14,217)							(14,217)
Unrealized gain (loss) on available-for-sale securities	1,163	7,041							7,041
Ending balance at Dec. 31, 2013	$ 99,096	¥ 599,897		$ 127	¥ 770	$ 165,347	¥ 1,000,958	$ (4,488)	¥ (27,169)	$ (61,890)	¥ (374,662)
Ending balance, Shares at Dec. 31, 2013 | shares			0	9,017,310	9,017,310